Nature of Operations and Reorganization - Contractual agreements with the VIE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	¥ 102,239	¥ 36,766
Restricted cash	11,902	822
Short-term investments	2,000	54,947
Accounts receivable, net	61,800	65,617
Amount due from inter-company entities	304	104
Prepayments and other current assets	11,629	17,171
Non-current assets:
Property and equipment, net	3,958	5,817
Intangible assets, net	1,172	1,485
Long-term investments, net	82,939	74,858	¥ 142,599	¥ 137,357
Operating lease right-of-use assets, net	19,548	18,606
Total assets	297,491	276,193
Current liabilities:
Accounts payable	46,694	59,835
Salary and welfare payables	23,938	30,666
Taxes payable	4,095	2,648
Deferred revenue	39,900	19,301
Amounts due to inter-company entities	2,008	789
Accrued liabilities and other payables	12,330	15,103
Short-term bank loan	19,950	10,000
Operating lease liabilities	8,078	7,860
Non-current liabilities:
Operating lease liabilities non-current	11,426	11,743
Total liabilities	168,419	157,945
Net cash provided/(used in) by operating activities
Revenues	227,937	231,070	340,185
Cost of revenues	(96,440)	(118,734)	(158,169)
Gross Profit	131,497	112,336	182,016
Operating expenses	121,479	190,100	276,234
Loss from operations	10,018	(77,764)	(94,218)
Gain on disposal of subsidiaries	355	839	3,366
Share of loss from equity method investments	723	3,726	523
Long-term investment (loss)/income, net	418	(62,763)	(8,079)
Short-term investment income	529	623	1,312
Others, net	676	1,577	7,706
(Loss)/income before income tax	11,449	(140,723)	(89,289)
Income tax credit/(expense)	21	64	(42)
Net (loss)/income	11,428	(140,787)	(89,247)
Net cash (used in)/provided by operating activities	19,008	(32,990)	(122,163)
Net cash provided/(used in) by investing activities
Cash received from disposal of equity investees	3,000	5,450	742
Net cash upon disposal of subsidiaries	198	(2,992)	85
Net cash provided by investing activities	48,023	32,476	20,173
Net Cash Provided by (Used in) Financing Activities [Abstract]
Dividends paid to non-controlling shareholder of a subsidiary		(3,675)
Proceeds from bank loan	29,950	10,000	14,950
Repayment of bank loan	(20,000)	(9,950)	(14,950)
Cash paid to acquire non-controlling interests of subsidiaries	(202)
Net cash provided by/(used in) financing activities	9,749	(3,607)	481
Net (decrease)/increase in cash, cash equivalents and restricted cash	76,553	(3,876)	(101,147)
Cash, cash equivalents and restricted cash at beginning of the year	37,588	41,464	142,611
Cash, cash equivalents and restricted cash at end of the year	114,141	37,588	41,464
VIEs
Current assets:
Cash and cash equivalents	44,921	23,868
Restricted cash	11,649	822
Short-term investments	2,000	54,867
Accounts receivable, net	61,800	65,617
Prepayments and other current assets	11,382	17,527
Non-current assets:
Property and equipment, net	3,958	5,817
Intangible assets, net	1,172	1,483
Long-term investments, net	73,227	64,233
Operating lease right-of-use assets, net	19,548	18,606
Total assets	303,758	291,302
Current liabilities:
Accounts payable	46,694	59,835
Salary and welfare payables	13,958	19,222
Taxes payable	657	0
Deferred revenue	39,900	19,301
Amounts due to inter-company entities	2,010	790
Accrued liabilities and other payables	8,392	11,145
Short-term bank loan	13,950	4,000
Operating lease liabilities	8,078	7,860
Non-current liabilities:
Operating lease liabilities non-current	11,426	11,743
Total liabilities	335,660	332,070
Net cash provided/(used in) by operating activities
Cost of revenues	(134,404)	(151,908)	(212,747)
Gross Profit	93,533	79,162	127,311
Operating expenses	(86,259)	(146,241)	(198,610)
Loss from operations	7,274	(67,079)	(71,299)
Gain on disposal of subsidiaries	355	839	3,366
Share of loss from equity method investments	(24)	(3,070)	(546)
Long-term investment (loss)/income, net	418	(62,763)	(8,079)
Short-term investment income	438	462	706
Others, net	630	1,121	7,689
(Loss)/income before income tax	9,091	(130,490)	(68,163)
Income tax credit/(expense)	(21)	(64)	43
Net (loss)/income	9,070	(130,554)	(68,120)
Net cash (used in)/provided by operating activities	(1,719)	23,276	(123,798)
Net cash provided/(used in) by investing activities
Purchase of short-term investments	(181,230)	(160,034)	(312,270)
Proceeds from maturities of short-term investments	234,534	141,242	296,221
Investment in long-term investments	(11,600)	(4,050)	(9,500)
Cash received from disposal of equity investees	3,000	5,450
Loan paid to inter-company entities	(29,000)	(17,000)
Loan collected from inter-company entities	5,000
Cash received from customer in relation to advertisement agent services	3,038	15,984	68,838
Net cash upon disposal of subsidiaries	198	(2,992)
Others	(89)	(1,674)	(4,571)
Net cash provided by investing activities	23,851	(23,074)	38,718
Net Cash Provided by (Used in) Financing Activities [Abstract]
Capital injection from non-controlling interest shareholders			255
Proceeds from loans provided by inter-company entities		8,000	25,400
Repayments of loans provided by inter-company entities		(1,300)	(15,147)
Dividends paid to non-controlling shareholder of a subsidiary		(3,675)
Proceeds from bank loan	17,950	4,000	14,950
Repayment of bank loan	(8,000)	(9,950)	(14,950)
Cash paid to acquire non-controlling interests of subsidiaries	(202)
Others			226
Net cash provided by/(used in) financing activities	9,748	(2,925)	10,734
Net (decrease)/increase in cash, cash equivalents and restricted cash	31,880	(2,723)	(74,346)
Cash, cash equivalents and restricted cash at beginning of the year	24,690	27,413	101,759
Cash, cash equivalents and restricted cash at end of the year	56,570	24,690	27,413
VIEs | Affiliates and subsidiaries
Current assets:
Amount due from inter-company entities	73,880	38,442
Current liabilities:
Amounts due to inter-company entities	190,597	198,175
VIEs | Related parties
Current assets:
Amount due from inter-company entities	221	20
Current liabilities:
Amounts due to inter-company entities	2,008	789
VIEs | Third-party revenues
Net cash provided/(used in) by operating activities
Revenues	¥ 227,937	¥ 231,070	¥ 340,058